Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 39,127	$ 36,931
Less accumulated depreciation	17,677	16,495
Total premises and equipment	21,450	20,436
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	678	678
Less accumulated depreciation	105	85
Total premises and equipment held for sale	573	593
Land [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	2,568	2,486
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	84	84
Buildings [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	23,867	22,526
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	594	594
Leasehold Improvements [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	1,555	1,509
Furniture and Equipment [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 11,137	$ 10,410